Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2015
Prospectus Date	rr_ProspectusDate	Aug. 19, 2015
Class I Prospectus | Burnham Financial Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMFIX